Calvert

Moderate Allocation Fund

December 31, 2019

Schedule of Investments (Unaudited)

Mutual Funds(1) — 95.1%

Security	Shares	Value
Equity Mutual Funds — 65.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	305,143	$8,580,615
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	316,688	7,787,353
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,479,755	68,218,063
Calvert US Large-Cap Growth Responsible Index Fund, Class I	578,552	18,750,882
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,718,345	42,907,075
Calvert US Mid-Cap Core Responsible Index Fund, Class I	153,036	4,396,726
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	165,897	10,678,818
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	801,770	8,811,454
Calvert Emerging Markets Equity Fund, Class R6	826,349	14,758,590
Calvert International Equity Fund, Class R6	909,918	19,344,864
Calvert International Opportunities Fund, Class R6	1,225,314	21,626,795
Calvert Mid-Cap Fund, Class I	84,306	3,524,833

		$229,386,068

Fixed-Income Mutual Funds — 29.3%
Calvert Management Series:
Calvert Flexible Bond Fund (formerly Calvert Absolute Return Bond Fund), Class R6	1,398,462	$21,130,760
Calvert Floating-Rate Advantage Fund, Class R6	1,400,593	13,725,809
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,837,121	30,275,759
The Calvert Fund:
Calvert Short Duration Income Fund, Class R6	621,845	10,104,988
Calvert Ultra-Short Duration Income Fund, Class R6	2,705,294	26,998,837

		$102,236,153

Total Mutual Funds (identified cost $295,677,714)		$331,622,221

U.S. Treasury Obligations — 4.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.625%, 4/15/23(2)	$4,555	$4,626,201
0.75%, 2/15/45(2)	5,021	5,211,811
0.875%, 1/15/29(2)(3)	6,934	7,365,648

Total U.S. Treasury Obligations (identified cost $16,571,983)		$17,203,660

Value
Total Investments — 100.0% (identified cost $312,249,697)	$348,825,881

Other Assets, Less Liabilities — 0.0%(4)	$69,957

Net Assets — 100.0%	$348,895,838

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)	Affiliated fund.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(3)	Security (or portion thereof) has been pledged to cover margin requirements on open future contracts.

(4)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	246	Long	3/31/20	$53,013,000	$(46,649)
U.S. 10-Year Treasury Note	58	Long	3/20/20	7,448,469	(77,163)
U.S. Ultra 10-Year Treasury Note	15	Long	3/20/20	2,110,547	(30,952)
U.S. 5-Year Treasury Note	(9)	Short	3/31/20	(1,067,484)	4,781
U.S. Ultra-Long Treasury Bond	(7)	Short	3/20/20	(1,271,594)	49,373

					$(100,610)

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $54,154 and $154,764, respectively.

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $331,622,221, which represents 95.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
Bond Fund, Class R6	$37,077,389	$485,944	$(6,874,000)	$150,556	$(564,130)	$30,275,759	$214,899	$271,048	1,837,121
Emerging Markets Advancement Fund, Class I	—	8,532,200	—	—	279,254	8,811,454	—	25,397	801,770

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
Emerging Markets Equity Fund, Class R6	$17,187,042	$1,064,662	$(5,040,803)	$23,464	$1,524,225	$14,758,590	$110,662	$—	826,349
Equity Fund, Class R6	—	10,343,674	—	—	335,144	10,678,818	33,215	252,459	165,897
Flexible Bond Fund, Class R6	20,551,473	482,250	—	—	97,037	21,130,760	161,250	—	1,398,462
Floating-Rate Advantage Fund, Class R6	13,162,164	449,135	—	—	114,510	13,725,809	163,153	—	1,400,593
International Equity Fund, Class R6	15,591,660	2,222,455	—	—	1,530,749	19,344,864	241,455	—	909,918
International Opportunities Fund, Class R6	19,715,738	300,407	(596,000)	19,627	2,187,023	21,626,795	300,407	—	1,225,314
International Responsible Index Fund, Class R6	7,511,725	133,746	(336,000)	17,400	460,482	7,787,353	133,746	—	316,688
Mid-Cap Fund, Class I	3,274,531	201,784	—	—	48,518	3,524,833	7,249	146,535	84,306
Short Duration Income Fund, Class R6	9,073,724	1,024,806	—	—	6,458	10,104,988	68,804	—	621,845
Small-Cap Fund, Class R6	8,136,866	256,927	—	—	186,822	8,580,615	20,789	98,138	305,143
Ultra-Short Duration Income Fund, Class R6	26,826,055	9,404,023	(9,231,242)	164	(163)	26,998,837	172,365	—	2,705,294
US Large-Cap Core Responsible Index Fund, Class R6	67,897,893	791,565	(5,765,000)	562,438	4,731,167	68,218,063	791,565	—	2,479,755

Name of Calvert Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions Received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$21,272,431	$302,393	$(4,413,000)	$1,279,764	$309,294	$18,750,882	$136,179	$166,214	578,552
US Large-Cap Value Responsible Index Fund, Class I	31,947,872	8,820,821	—	—	2,138,382	42,907,075	660,058	248,761	1,718,345
US Mid-Cap Core Responsible Index Fund, Class I	4,072,471	79,850	(12,000)	2,008	254,397	4,396,726	39,767	40,083	153,036

TOTALS				$2,055,421	$13,639,169	$331,622,221	$3,255,563	$1,248,635

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$331,622,221	$—	$—	$331,622,221
U.S. Treasury Obligations	—	17,203,660	—	17,203,660
Total Investments	$331,622,221	$17,203,660	$—	$348,825,881
Futures Contracts	$54,154	$—	$—	$54,154
Total	$331,676,375	$17,203,660	$—	$348,880,035

Liability Description
Futures Contracts	$(154,764)	$—	$—	$(154,764)
Total	$(154,764)	$—	$—	$(154,764)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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